Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000120675 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R6
Trading Symbol	HYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R6)	$31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,165,068,613
Holdings Count | Holding	334
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.

C000023117 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R5
Trading Symbol	AHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R5)	$35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[2]
Net Assets	$ 1,165,068,613
Holdings Count | Holding	334
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.

C000000589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Investor Class
Trading Symbol	HYINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Investor Class)	$51	1.00%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[3]
Net Assets	$ 1,165,068,613
Holdings Count | Holding	334
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.

C000071210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class Y
Trading Symbol	AHHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class Y)	$38	0.75%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[4]
Net Assets	$ 1,165,068,613
Holdings Count | Holding	334
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.

C000000588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class C
Trading Symbol	AHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class C)	$90	1.75%
*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%	[5]
Net Assets	$ 1,165,068,613
Holdings Count | Holding	334
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.

C000000586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class A
Trading Symbol	AMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class A)	$51	1.00%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[6]
Net Assets	$ 1,165,068,613
Holdings Count | Holding	334
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.

C000000601 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class A
Trading Symbol	AGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class A)	$52	1.01%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[7],[8]
Net Assets	$ 273,773,120
Holdings Count | Holding	209
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.

C000000603 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class C
Trading Symbol	AGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class C)	$90	1.76%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%	[9],[10]
Net Assets	$ 273,773,120
Holdings Count | Holding	209
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.

C000000604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R
Trading Symbol	AGVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R)	$65	1.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[11],[12]
Net Assets	$ 273,773,120
Holdings Count | Holding	209
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.

C000071212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class Y
Trading Symbol	AGVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class Y)	$39	0.76%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[13],[14]
Net Assets	$ 273,773,120
Holdings Count | Holding	209
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.

C000029663 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R5
Trading Symbol	AGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R5)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[15]
Net Assets	$ 273,773,120
Holdings Count | Holding	209
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.

C000188949 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R6
Trading Symbol	AGVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R6)	$31	0.60%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[16]
Net Assets	$ 273,773,120
Holdings Count | Holding	209
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.

C000000605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Investor Class
Trading Symbol	AGIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Investor Class)	$47	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[17],[18]
Net Assets	$ 273,773,120
Holdings Count | Holding	209
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.

C000164285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R6
Trading Symbol	SDPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R6)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[19],[20]
Net Assets	$ 399,616,239
Holdings Count | Holding	23
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%

C000023119 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R5
Trading Symbol	ALMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R5)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[21],[22]
Net Assets	$ 399,616,239
Holdings Count | Holding	23
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%

C000071213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class Y
Trading Symbol	LMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class Y)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[23],[24]
Net Assets	$ 399,616,239
Holdings Count | Holding	23
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%

C000000606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A2
Trading Symbol	SHTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A2)	$23	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[25],[26]
Net Assets	$ 399,616,239
Holdings Count | Holding	23
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%

C000000607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A
Trading Symbol	LMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A)	$28	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[27],[28]
Net Assets	$ 399,616,239
Holdings Count | Holding	23
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%

C000000611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Invesco Cash Reserve
Trading Symbol	AIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Invesco Cash Reserve)	$23	0.46%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[29]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000217953 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class A
Trading Symbol	ADAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class A)	$26	0.51%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[30]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085152 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class AX
Trading Symbol	ACZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class AX)	$23	0.46%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[31]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class C
Trading Symbol	ACNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class C)	$54	1.06%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[32]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class CX
Trading Symbol	ACXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class CX)	$61	1.21%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[33]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R
Trading Symbol	AIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R)	$36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[34]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000071214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class Y
Trading Symbol	AIYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class Y)	$16	0.31%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[35]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000023120 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Investor Class
Trading Symbol	INAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Investor Class)	$16	0.31%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[36]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000188950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R6
Trading Symbol	INVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R6)	$12	0.24%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[37]
Net Assets	$ 6,401,453,991
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000120676 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R6
Trading Symbol	IARFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R6)	$56	1.13%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[38]
Net Assets	$ 712,953,878
Holdings Count | Holding	40
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.

C000023123 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R5
Trading Symbol	IARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R5)	$59	1.19%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[39]
Net Assets	$ 712,953,878
Holdings Count | Holding	40
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.

C000000620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Investor Class
Trading Symbol	REINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Investor Class)	$75	1.51%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%	[40],[41]
Net Assets	$ 712,953,878
Holdings Count | Holding	40
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.

C000071216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class Y
Trading Symbol	IARYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class Y)	$66	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[42],[43]
Net Assets	$ 712,953,878
Holdings Count | Holding	40
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.

C000000619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R
Trading Symbol	IARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R)	$90	1.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.82%	[44],[45]
Net Assets	$ 712,953,878
Holdings Count | Holding	40
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.

C000000618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class C
Trading Symbol	IARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class C)	$115	2.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.32%	[46],[47]
Net Assets	$ 712,953,878
Holdings Count | Holding	40
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.

C000000616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class A
Trading Symbol	IARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class A)	$78	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%	[48],[49]
Net Assets	$ 712,953,878
Holdings Count | Holding	40
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.

C000000621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class A
Trading Symbol	STBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class A)	$33	0.64%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[50]
Net Assets	$ 2,065,468,714
Holdings Count | Holding	869
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.

C000000622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class C
Trading Symbol	STBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class C)	$51	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[51],[52]
Net Assets	$ 2,065,468,714
Holdings Count | Holding	869
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.

C000000623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R
Trading Symbol	STBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R)	$51	0.99%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[53]
Net Assets	$ 2,065,468,714
Holdings Count | Holding	869
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.

C000071217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class Y
Trading Symbol	STBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class Y)	$25	0.49%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[54]
Net Assets	$ 2,065,468,714
Holdings Count | Holding	869
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.

C000023124 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R5
Trading Symbol	ISTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R5)	$24	0.46%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[55]
Net Assets	$ 2,065,468,714
Holdings Count | Holding	869
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.

C000120677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R6
Trading Symbol	ISTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R6)	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[56]
Net Assets	$ 2,065,468,714
Holdings Count | Holding	869
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.

C000120678 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R6
Trading Symbol	FGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R6)	$50	0.97%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[57]
Net Assets	$ 121,997,215
Holdings Count | Holding	87
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.

C000029662 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R5
Trading Symbol	IGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R5)	$53	1.04%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[58]
Net Assets	$ 121,997,215
Holdings Count | Holding	87
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.

C000071219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class Y
Trading Symbol	ARGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class Y)	$61	1.19%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[59]
Net Assets	$ 121,997,215
Holdings Count | Holding	87
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.

C000029661 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R
Trading Symbol	RGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R)	$87	1.69%
*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.69%	[60]
Net Assets	$ 121,997,215
Holdings Count | Holding	87
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.

C000029660 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class C
Trading Symbol	CGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class C)	$112	2.19%
*	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.19%	[61]
Net Assets	$ 121,997,215
Holdings Count | Holding	87
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.

C000029658 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class A
Trading Symbol	AGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class A)	$74	1.44%
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%	[62]
Net Assets	$ 121,997,215
Holdings Count | Holding	87
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.

C000084556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class A
Trading Symbol	ACCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class A)	$36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[63]
Net Assets	$ 3,949,975,710
Holdings Count | Holding	1,591
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.

C000084553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class C
Trading Symbol	ACCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class C)	$72	1.42%
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%	[64]
Net Assets	$ 3,949,975,710
Holdings Count | Holding	1,591
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.

C000095838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R
Trading Symbol	ACCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R)	$49	0.96%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[65]
Net Assets	$ 3,949,975,710
Holdings Count | Holding	1,591
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.

C000084554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class Y
Trading Symbol	ACCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class Y)	$23	0.46%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[66]
Net Assets	$ 3,949,975,710
Holdings Count | Holding	1,591
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.

C000084555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R5
Trading Symbol	ACCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R5)	$21	0.41%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[67]
Net Assets	$ 3,949,975,710
Holdings Count | Holding	1,591
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.

C000120680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R6
Trading Symbol	ICBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R6)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[68]
Net Assets	$ 3,949,975,710
Holdings Count | Holding	1,591
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.

C000209398 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R6
Trading Symbol	GMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R6)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[69],[70]
Net Assets	$ 1,155,412,231
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class Y
Trading Symbol	OMBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class Y)	$30	0.58%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[71],[72]
Net Assets	$ 1,155,412,231
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R
Trading Symbol	GMLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R)	$55	1.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[73],[74]
Net Assets	$ 1,155,412,231
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209399 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class C
Trading Symbol	GMCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class C)	$80	1.58%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%	[75],[76]
Net Assets	$ 1,155,412,231
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Invesco Cash Reserve
Trading Symbol	GMQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[77],[78]
Net Assets	$ 1,155,412,231
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000241067 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA High Yield Bond Fund
Class Name	Invesco SMA High Yield Bond Fund
Trading Symbol	SMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA High Yield Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[79],[80]
Net Assets	$ 10,756,941
Holdings Count | Holding	194
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$10,756,941
Total number of portfolio holdings	194
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Senior Loan ETF	2.92%
Maya S.A.S., 8.50%, 04/15/2031	2.00%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027	1.86%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034	1.46%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.31%
Carnival Corp., 6.13%, 02/15/2033	1.20%
Ball Corp., 4.25%, 07/01/2032	1.11%
Sunrise FinCo I B.V., 4.63%, 05/15/2032	1.10%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Senior Loan ETF	2.92%
Maya S.A.S., 8.50%, 04/15/2031	2.00%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027	1.86%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034	1.46%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.31%
Carnival Corp., 6.13%, 02/15/2033	1.20%
Ball Corp., 4.25%, 07/01/2032	1.11%
Sunrise FinCo I B.V., 4.63%, 05/15/2032	1.10%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Annualized.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Annualized.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[23]	Annualized.
[24]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[25]	Annualized.
[26]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[27]	Annualized.
[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[42]	Annualized.
[43]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[44]	Annualized.
[45]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[46]	Annualized.
[47]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[48]	Annualized.
[49]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[50]	Annualized.
[51]	Annualized.
[52]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.
[70]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[71]	Annualized.
[72]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[73]	Annualized.
[74]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[75]	Annualized.
[76]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[77]	Annualized.
[78]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[79]	Annualized.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.